Borrowings	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Borrowings
Borrowings

Note 8- Borrowings

There was $10.0 million in borrowings from the Federal Home Loan Bank of Chicago (FHLB) as of September 30, 2024 consisting of two - $5.0 million, 5-year term callable putable advances with maturity dates in August 2028 and December 2028 which have call dates beginning in September, 2024 and October, 2024.  These putable advances can be called quarterly until maturity at the option of the FHLB. If any advance is terminated requiring repayment prior to stated maturity, the FHLB will offer replacement funding at the then-prevailing rate of interest for an advance product then offered by the FHLB, subject to normal FHLB credit and collateral requirements.

There was $13.0 million in borrowings from the Federal Home Loan Bank of Chicago (FHLB) as of June 30, 2024. The borrowings at June 30, 2024 consisted of a $3.0 million 6 month term advance maturing August 21, 2024 and two - $5.0 million 5-year term callable putable advances with maturity dates in August 2028 and December 2028 which have call dates beginning in September, 2024 and October, 2024. These putable advances can be called quarterly until maturity at the option of the FHLB. If any advance is terminated requiring repayment prior to stated maturity, the FHLB will offer replacement funding at the then-prevailing rate of interest for an advance product then offered by the FHLB, subject to normal FHLB credit and collateral requirements.

The Company maintains a collateral pledge agreement with the FHLB covering secured advances whereby the Company has agreed to retain, free of all other pledges, liens, and encumbrances, commercial, commercial real estate, and residential loans. The advances reprice daily at market rates. The pledged loans are discounted at a factor of 24% to 38% when aggregating the amount of loans required by the pledge agreement. The amount of eligible collateral was $68,475,319 and $92,177,419 as of September 30, 2024 and June 30, 2024, respectively. There was FHLB stock of $1,329,413 pledged as of September 30, 2024 and June 30, 2024. The Bank also has eligible collateral to borrow from the Federal Reserve Bank of $17,161,119. These pledged loans have discounted margins applied ranging from 45% - 95% as required by the pledge agreement. There is also an unsecured Federal Funds purchasing limit of $5.0 million with the Bank’s correspondent bank. There were no borrowings under these arrangements at September 30, 2024 and June 30, 2024.

Note 10 - Borrowings

There was $13.0 million in borrowings from the Federal Home Loan Bank of Chicago (FHLB) as of June 30, 2024 and $8.0 million as of June 30, 2023. The borrowings at June 30, 2024 consisted of a $3.0 million 6 month term advance maturing August 21, 2024 and two - $5.0 million 5-year term callable putable advances with maturity dates in August 2028 and December 2028 which have call dates beginning in September, 2024 and October, 2024. These putable advances can be called quarterly until maturity at the option of the FHLB. If any advance is terminated requiring repayment prior to stated maturity, the FHLB will offer replacement funding at the then-prevailing rate of interest for an advance product then offered by the FHLB, subject to normal FHLB credit and collateral requirements.

The borrowings at June 30, 2023 consisted of $5.0 million and $3.0 million putable advances. The $5.0 million putable advance with the maturity date of March 17, 2028 can be called quarterly until maturity at the option of the FHLB, with the next call option being September 18, 2023. The $3 million putable advance with the maturity date of April 11, 2028 can be called quarterly until maturity at the option of the FHLB, with the next call option being October 11, 2023. If any advance is terminated requiring repayment prior to stated maturity, the FHLB will offer replacement funding at the then-prevailing rate of interest for an advance product then offered by the FHLB, subject to normal FHLB credit and collateral requirements.

The Company maintains a collateral pledge agreement with the FHLB covering secured advances whereby the Company has agreed to retain, free of all other pledges, liens, and encumbrances, commercial, commercial real estate, and residential loans. The advances reprice daily at market rates. The pledged loans are discounted at a factor of 24% to 38% when aggregating the amount of loans required by the pledge agreement. The amount of eligible collateral was $92,177,419 and $95,988,835 as of June 30, 2024 and 2023, respectively. There was FHLB stock of $1,329,413 and $770,273 pledged as of June 30, 2024 and June 30, 2023, respectively. The Bank also has $25.0 million available to borrow from the Federal Reserve Bank when pledging acceptable assets and an unsecured Federal Funds purchasing limit of $5.0 million with the Bank’s correspondent bank. There were no borrowings under these arrangements at June 30, 2024.

Information concerning FHLB advances is set forth below.

	June 30,
	2024	2023
Balance at end of year	$13,000,000	$8,000,000
Maximum outstanding at any month end	$23,000,000	$14,000,000
Weighted average interest rate at end of year	4.19%	2.97%
Average interest rate during year	3.84%	3.15%